AMOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	6 Months Ended
Jan. 31, 2026
Schedule of information about amounts payable
	January 31, 2026	July 31, 2025
Amounts payable	$121,328	$125,561
Accrued liabilities	-	141,254
	$121,328	$266,815